RELATED PARTY TRANSACTIONS AND BALANCES (Additional Information) (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Related Party Transaction [Line Items]
Expenses Paid By Related Party	$ 295,612		¥ 2,029,908	¥ 2,767,349
Loans from bank				2,500,000
Monthly Payment [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	240,000	¥ 1,680,000
Related Party [Member]
Related Party Transaction [Line Items]
Short-term borrowings from related parties	1,312,187		9,010,525	9,018,065
Long-term borrowings from related parties	$ 1,307,305		¥ 8,977,001	¥ 9,663,729
Related Party [Member] | Monthly Payment [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense		¥ 140,000